ORDINARY SHARES	12 Months Ended
Dec. 31, 2013
ORDINARY SHARES
ORDINARY SHARES

15. ORDINARY SHARES

Upon completion of the Company’s initial public offering (“IPO”) in August 2010, 7,500,000 American depositary shares (“ADSs”) were issued through the IPO, and the selling share holders offered an additional 3,177,207 ADSs. Each ADS represents two Class A ordinary shares, par value US$0.0001 per share. 80,755,877 Class B Ordinary shares were issued upon conversion of all convertible preferred shares at a par value of US$0.0001 per share.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for the following:

(i)                 Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to ten votes and is convertible to one Class A ordinary share at any time; and

(ii)              Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

Upon any sale, pledge, transfer, assignment or disposition of Class B Ordinary Shares by a holder thereof to any person or entity which is not an affiliate of such holder or an affiliate of the Company, such Class B Ordinary Shares shall be automatically and immediately converted into an equal number of Class A Ordinary Shares without payment of additional consideration.

As of December 31, 2011 there were 49,088,096 and 95,392,968 Class A and Class B ordinary shares issued and outstanding, respectively.

In 2012, there were 1,494,420 Class A ordinary shares issued and 4,786,125 Class B ordinary shares converted to Class A ordinary shares. As of December 31, 2012, there were 55,368,641 and 90,606,843 Class A and Class B ordinary shares issued and outstanding, respectively.

On June 3, 2013, the Company consummated the transactions provided for in a share purchase agreement dated April 28, 2013, an amendment to share purchase agreement as of May 24, 2013 and a supplementary agreement dated May 31, 2013 (collectively “Summit View SPA”), between the Company and Summit View, regarding the issuance and sale of 30,801,128 Class A Ordinary Shares of the Company to Summit View for a total purchase consideration of approximately RMB 130,923 (US$ 21,000) and the Company has received approximately RMB 62,706 (US$ 10,000) with RMB 68,217 (US$ 11,000) outstanding by the end of 2013.

As of December 31, 2013, there were 86,169,769 and 90,606,843 Class A and Class B ordinary shares issued and outstanding, respectively.